Stock-Based Compensation - Schedule of Activity Relating to Restricted Stock Units (Detail)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units outstanding, Beginning Balance | shares	16,084
Number of units outstanding, Ending Balance | shares	0
Weighted average grant date fair value per share, Beginning Balance | $ / shares	$ 70.09
Weighted average grant date fair value per share, Ending Balance | $ / shares	$ 0
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units outstanding, Granted | shares	7,696
Number of units outstanding, Vested | shares	(6,495)
Number of units outstanding, Forfeited | shares	(17,285)
Weighted average grant date fair value per share, Granted | $ / shares	$ 8.8
Weighted average grant date fair value per share, Vested | $ / shares	68.96
Weighted average grant date fair value per share, Forfeited | $ / shares	$ 43.22